RISK MANAGEMENT (Details 4) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held		$ 12,940,760	$ 13,758,085
Central Government debt instruments held, Percentage		100.00%	100.00%
Total Sovereign Risk		$ 14,331,729	$ 14,371,542
Investment grade [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[1]	$ 11,415,746	$ 12,126,481
Central Government debt instruments held, Percentage	[1]	88.22%	88.14%
Investment grade [Member] | Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[1]	$ 10,716,568	$ 11,562,492
Central Government debt instruments held, Percentage	[1]	82.81%	84.04%
Investment grade [Member] | Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[1]	$ 617,126	$ 530,055
Central Government debt instruments held, Percentage	[1]	4.78%	3.85%
Investment grade [Member] | USA
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[1]	$ 57,120	$ 24,808
Central Government debt instruments held, Percentage	[1]	0.44%	0.18%
Investment grade [Member] | Mexico
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[1]	$ 0	$ 9,126
Central Government debt instruments held, Percentage	[1]	0.00%	0.07%
Investment grade [Member] | Chile
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[1]	$ 24,932	$ 0
Central Government debt instruments held, Percentage	[1]	0.19%	0.00%
Speculative [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held		$ 1,525,014	$ 1,631,604
Central Government debt instruments held, Percentage		11.78%	11.86%
Central Bank debt instruments held	[2]	$ 1,390,969	$ 613,457
Central Bank debt instruments held, Percentage	[2]	100.00%	100.00%
Speculative [Member] | Argentina
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[2]	$ 0	$ 3,246
Central Government debt instruments held, Percentage	[2]	0.00%	0.02%
Speculative [Member] | Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[2]	$ 1,018,737	$ 951,809
Central Government debt instruments held, Percentage	[2]	7.87%	6.92%
Central Bank debt instruments held	[2]	$ 207,474	$ 124,695
Central Bank debt instruments held, Percentage	[2]	14.92%	20.33%
Speculative [Member] | Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[2]	$ 372,237	$ 394,184
Central Government debt instruments held, Percentage	[2]	2.88%	2.87%
Central Bank debt instruments held	[2]	$ 158,990	$ 30,891
Central Bank debt instruments held, Percentage	[2]	11.43%	5.04%
Speculative [Member] | El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[2]	$ 76,682	$ 85,626
Central Government debt instruments held, Percentage	[2]	0.59%	0.62%
Speculative [Member] | Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[2]	$ 56,808	$ 195,876
Central Government debt instruments held, Percentage	[2]	0.44%	1.42%
Central Bank debt instruments held	[2]	$ 876,271	$ 335,900
Central Bank debt instruments held, Percentage	[2]	63.00%	54.76%
Speculative [Member] | Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	[2]	$ 550	$ 863
Central Government debt instruments held, Percentage	[2]	0.00%	0.01%
Central Bank debt instruments held	[2]	$ 148,234	$ 121,971
Central Bank debt instruments held, Percentage	[2]	10.66%	19.87%

[1]	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from A1 to A3.
[2]	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from B1 to D.